OTHER PAYABLES AND ACCRUED LIABILITIES (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Other payables	$ 105,925	$ 44,931
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables	$ 42,659	$ 43,852